Prepayments and other non-current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Prepayments and other non-current assets [Abstract]
Prepayments for acquisition of software	42,833	[1]		[1]
Long-term loans to employees	3,423		1,630
Total	46,256		1,630

[1]	The prepayments were for the purchase of software, which contains six professional systems with several special functions which are used to attract users to play the games of the Group.